EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
EARNING PER SHARE
Schedule of earning per share

	06/30/2025	06/30/2024	06/30/2023
Numerator
Profit/ (Loss) for the year (basic EPS)	(55,416,054)	4,275,688	18,779,876
Profit/ (Loss) for the year (diluted EPS)	(55,416,054)	4,275,688	18,779,876
Denominator
Weighted average number of shares (basic EPS)	63,228,240	62,840,129	62,146,082
Weighted average number of shares (diluted EPS)	63,228,240	63,485,432	63,185,508

Basic profit/ (loss) attributable to ordinary equity holders of the parent	(0.8764)	0.0680	0.3022
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	(0.8764)	0.0673	0.2972